Shareholder Report, Holdings (Details) - Multi-Manager International Equity Strategies Fund Institutional Class [Member]	Aug. 31, 2024
SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Roche Holding AG, Genusschein Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Rolls-Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Barclays Bank PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Alstom SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Novo Nordisk A/S, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
FANUC Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Other
Holdings [Line Items]
Percent of Net Asset Value	20.30%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	18.30%
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.40%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.20%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.80%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.50%
ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.10%
CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.60%